Summary of Significant Accounting Policies - Advertising costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Advertising costs	$ 4.7	$ 3.0	$ 2.8